SUBSEQUENT EVENTS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Proved Developed, Producing	$ 71,560	$ 73,800
Proved Developed, Non-Producing	0	0
Total Proved Developed	71,560	73,800
Proved Undeveloped	0	0
Total Proved	$ 71,560	$ 73,800